Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-10 - Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund Return Before Taxes Past 1 year	Fidelity Real Estate Income Fund Return Before Taxes Past 5 years	Fidelity Real Estate Income Fund Return Before Taxes Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0663 Past 1 year	F0663 Past 5 years	F0663 Past 10 years
Total	(1.08%)	6.51%	7.35%	(2.82%)	4.45%	5.13%	(0.50%)	4.27%	4.90%	18.40%	15.22%	13.88%	3.42%	5.95%	6.93%